Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 6, 2011
Registrant Name	dei_EntityRegistrantName	MUTUAL OF AMERICA INSTITUTIONAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000934699
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 6, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 6, 2011

Small Cap Growth Fund (Prospectus Summary) | Small Cap Growth Fund
Supplement, dated May 6, 2011

to Prospectus, dated May 1, 2011

                                   SUPPLEMENT

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

In the Summary Prospectus on page 11, immediately following the bar chart, the sentence "The Small Cap Value Fund began operations May 1, 2007" is hereby deleted and replaced with the following sentence, "The Small Cap Growth Fund began operations May 1, 2007."

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Small Cap Growth Fund (Prospectus Summary) | Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Supplement Text Block	ck0000934699_SupplementTextBlock
Supplement, dated May 6, 2011

to Prospectus, dated May 1, 2011

                                   SUPPLEMENT

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

In the Summary Prospectus on page 11, immediately following the bar chart, the sentence "The Small Cap Value Fund began operations May 1, 2007" is hereby deleted and replaced with the following sentence, "The Small Cap Growth Fund began operations May 1, 2007."